Annual Total Returns - Fidelity Freedom Blend 2025 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2025 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2025 Fund- Class A
Bar Chart Table:
Annual Return 2019	19.80%
Annual Return 2020	13.87%